Trade payables (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts	₪ 24,735	$ 7,026		₪ 20,131
Current Checks Payables	107	30		255
Total Trade payables	₪ 24,842	$ 7,056	[1]	₪ 20,386

[1]	Convenience Translation into US Dollars.